PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
401(k) PLAN
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTIES-IN-INTEREST	PARTIES-IN-INTEREST
As of December 31, 2025 and 2024, the Plan held 240,757 and 235,822 shares of Balchem Corporation common stock, respectively, with a market value of $36,922,435 and $38,437,832 at December 31, 2025 and 2024, respectively. Certain Plan investments are shares of various funds managed by Empower. Empower is the trustee of the Plan and, therefore, these transactions are considered party-in-interest transactions, which are exempt from prohibited transaction rules. Notes Receivable from Participants are also considered to be party-in-interest transactions, which are exempt from prohibited transaction rules.